Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Income (Loss) Before Provision (Benefit) for Income Taxes

Income (loss) before provision (benefit) for income taxes consists of the following (in thousands):

Continuing Operations:

	2012	2011	2010
United States	$(158,635)	$(493,073)	$(1,078,981)
Foreign	37,164	327,026	11,195

	$(121,471)	$(166,047)	$(1,067,786)

Discontinued Operations:

	2012	2011	2010
United States	$—	$—	$16,973
Foreign	—	—	1,514

	$—	$—	$18,487

Components of Deferred Tax Assets and Liabilities

The income tax effects of these temporary differences are as follows (in thousands):

	2012	2011
NOL and capital loss carryforwards	$117,091	$161,312
Tax credit carryforwards	54,212	42,806
Nondeductible reserves	17,036	17,084
Nondeductible accruals	34,406	32,272
Difference between book and tax bases of tangible assets	1,059	159
Difference between book and tax bases of intangible assets	23,017	19,417
Deferred revenue	5,686	6,098
All other	30,071	27,113

Gross deferred tax asset	282,578	306,261
Less: Valuation allowance	(68,555)	(51,579)

Total deferred tax assets	214,023	254,682

Deferred tax liabilities:
Difference between book and tax bases of tangible assets	42,835	52,303
Difference between book and tax bases of intangible assets	482,955	468,851
Debt	25,541	47,940
Other	15,525	15,173

Total deferred tax liability	566,856	584,267

Net deferred tax liability	$352,833	$329,585

Reported as:
Deferred tax assets, current portion	$67,722	$42,975
Deferred tax assets, long-term	8,293	10,394
Deferred tax liabilities, current portion	(660)	(2,254)
Deferred tax liabilities, long-term	(428,188)	(380,700)

Net deferred tax liability	$(352,833)	$(329,585)

Components of Our Benefit for Income Taxes

The following table presents the components of our benefit for income taxes (in thousands) for continuing operations:

	2012	2011	2010
Current:
Federal	$11,794	$(1,229)	$(2,350)
State	9,500	4,193	5,285
Foreign	32,955	29,583	41,552

	54,249	32,547	44,487

Deferred:
Federal	(58,292)	(27,109)	(40,154)
State	(15,087)	(23,720)	(12,695)
Foreign	(11,189)	(5,932)	(21,569)

	(84,568)	(56,761)	(74,418)

Total benefit for income taxes	$(30,319)	$(24,214)	$(29,931)

Components of Our Provision for Income Taxes for Discontinued Operations

The following table presents the components of our provision for income taxes (in thousands) for discontinued operations:

	2012	2011	2010
Current:
Federal	$—	$—	$—
State	—	—	(73)
Foreign	—	—	—

	—	—	(73)

Deferred:
Federal	$—	$—	5,644
State	—	—	1,095
Foreign	—	—	424

	—	—	7,163

Total provision for income taxes	$—	$—	$7,090

Reconciliation from U.S. Statutory Tax Rate to Effective Tax Rate

The following table presents a reconciliation from the U.S. statutory tax rate to our effective tax rate:

	2012	2011	2010
Statutory rate	35%	35%	35%
Effect of goodwill impairment charge	—	(75)	(31)
Stock-based compensation	(2)	(2)	—
Rate differential on foreign earnings	(2)	42	—
Research and development	—	1	—
State income taxes, net of federal benefit	3	8	1
Acquisition costs	(2)	(2)	(2)
Contingent consideration	6	4	—
Rate changes	(2)	3	—
Other permanent items	1	3	—
Change in valuation allowance	(9)	(2)	—
Uncertain tax positions	(3)	—	—

Effective tax rate	25%	15%	3%

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Amount
Balances as of January 1, 2010	$4,905
Additions for tax positions in current and prior year acquisitions	2,070
Additions for tax positions taken during current year	263
Expiration of statutes of limitations or closure of tax audits	(1,078)

Balances as of December 31, 2010	6,160
Additions for tax positions in current and prior year acquisitions	189
Additions for tax positions taken during current year	5,814
Reductions for tax positions taken during prior years	(26)
Reductions for tax positions in current and prior year acquisitions	(1,922)
Expiration of statutes of limitations or closure of tax audits	(684)

Balance as of December 31, 2011	9,531
Previously recorded tax reserves not included in disclosure	6,236
Additions for tax positions in current and prior year acquisitions	1,852
Additions for tax positions taken during current year	2,922
Reductions for tax positions taken during prior years	(208)
Reductions for tax positions in current and prior year acquisitions	—
Expiration of statutes of limitations or closure of tax audits	(1,328)

Balance as of December 31, 2012	$19,005